Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Payables to contractors and equipment suppliers	$ 35,284,404	$ 1,124,782	$ 28,437,260
Accrued salary and bonus	16,227,683	517,299	14,348,803
Accrued employees' compensation and remuneration to directors	6,538,877	208,444	5,430,708
Accrued employee insurance	1,484,560	47,324	1,327,715
Accrued utilities	1,391,959	44,372	1,206,555
Others	13,888,807	442,742	12,428,194
Other payables	$ 74,816,290	$ 2,384,963	$ 63,179,235